Business Segments (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business segment
Number of operating segments		2			2
Total Assets	$ 237,222	$ 267,566			$ 237,222
Goodwill	11,288	11,288		$ 11,288	11,288
Other Intangible Assets	3,136	3,014			3,136
Total revenues	$ 18,980	$ 86,496
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 3,113	$ 21,286
Provision for Loan Losses, % of Revenue	16.40%	24.60%
Other Operating Expenses	$ 7,341	$ 41,874
Other Operating Expenses, % of Revenue	38.60%	48.30%
Operating Gross Profit	$ 8,526	$ 23,336
Operating Gross Profit, % of Revenue	45.00%	27.10%
Interest Expense, net	$ 2,414	$ 11,386
Interest Expense, net, % of Revenue	12.70%	13.20%
Depreciation and Amortization	$ 867	$ 1,481
Depreciation and Amortization, % of Revenue	4.60%	1.70%
Other Corporate Expenses	$ 3,607	$ 16,584
Other Corporate Expenses, % of Revenue	19.00%	19.20%
Loss from continuing operations, before tax	$ 1,638	$ (6,115)
Income from Continuing Operations, before tax, % of Revenue	8.60%	(7.10%)
Unallocated (Income) Expenses
Business segment
Other Corporate Expenses	$ 3,607	$ 16,584
Loss from continuing operations, before tax	(3,607)	(16,584)
Intersegment elimination
Business segment
Total revenues	0
Retail Financial Services
Business segment
Total Assets	212,772	230,491			212,772
Goodwill	11,288	11,288			11,288
Other Intangible Assets	2,921	2,882			2,921
Total revenues	$ 16,556	$ 75,984
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 2,659	$ 17,250
Provision for Loan Losses, % of Revenue	16.10%	22.70%
Other Operating Expenses	$ 7,151	$ 40,741
Other Operating Expenses, % of Revenue	43.20%	53.60%
Operating Gross Profit	$ 6,746	$ 17,993
Operating Gross Profit, % of Revenue	40.70%	23.70%
Interest Expense, net	$ 1,288	$ 7,897
Interest Expense, net, % of Revenue	7.80%	10.40%
Depreciation and Amortization	$ 849	$ 1,389
Depreciation and Amortization, % of Revenue	5.10%	1.80%
Loss from continuing operations, before tax	$ 4,609	$ 8,187
Income from Continuing Operations, before tax, % of Revenue	27.80%	10.80%
Internet Financial Services
Business segment
Total Assets	$ 24,450	$ 37,075			24,450
Other Intangible Assets	215	132			$ 215
Total revenues	$ 2,424	$ 10,512
Total Revenues, % of Revenue	100.00%	100.00%
Provision for loan losses	$ 454	$ 4,036
Provision for Loan Losses, % of Revenue	18.70%	38.40%
Other Operating Expenses	$ 190	$ 1,133
Other Operating Expenses, % of Revenue	7.80%	10.80%
Operating Gross Profit	$ 1,780	$ 5,343
Operating Gross Profit, % of Revenue	73.50%	50.80%
Interest Expense, net	$ 1,126	$ 3,489
Interest Expense, net, % of Revenue	46.50%	33.20%
Depreciation and Amortization	$ 18	$ 92
Depreciation and Amortization, % of Revenue	0.70%	0.90%
Loss from continuing operations, before tax	$ 636	$ 2,282
Income from Continuing Operations, before tax, % of Revenue	26.20%	21.70%
Predecessor
Business segment
Total Assets			$ 204,016			$ 212,406
Goodwill							$ 113,290	$ 152,568
Other Intangible Assets			802			924
Total revenues			$ 87,651	$ 327,258		364,067	402,329
Total Revenues, % of Revenue			100.00%	100.00%	100.00%
Provision for loan losses			$ 22,635	$ 97,098		136,201	115,962
Provision for Loan Losses, % of Revenue			25.80%	29.60%	37.40%
Other Operating Expenses			$ 37,831	$ 143,866		168,054
Other Operating Expenses, % of Revenue			43.20%	44.00%	46.20%
Operating Gross Profit			$ 27,185	$ 86,294		59,812	118,476
Operating Gross Profit, % of Revenue			31.00%	26.40%	16.40%
Interest Expense, net			$ 12,178	$ 50,760		48,245
Interest Expense, net, % of Revenue			13.90%	15.50%	13.30%
Depreciation and Amortization			$ 1,093	$ 4,318		4,929	4,987
Depreciation and Amortization, % of Revenue			1.20%	1.30%	1.50%
Transaction expenses				$ 6,941
Transaction expenses, % of Revenue				2.1
(Gain) loss on debt extinguishment				$ 10,832			(65,117)
Loss on debt extinguishment, % of Revenue				3.30%
Lease termination						1,226
Lease termination Expenses, % of Revenue					0.30%
Goodwill, Impairment						113,753	28,949
Goodwill impairment, % of Revenue					31.2
Loss on sale of subsidiary							4,106
Other Corporate Expenses			$ 17,602	$ 64,699		82,175
Other Corporate Expenses, % of Revenue			20.10%	19.80%	22.60%
Loss from continuing operations, before tax			$ (3,688)	$ (51,256)		(190,516)	$ 14,647
Income from Continuing Operations, before tax, % of Revenue			(4.20%)	(15.70%)	(52.30%)
Predecessor | Unallocated (Income) Expenses
Business segment
Transaction expenses				$ 6,941
(Gain) loss on debt extinguishment				10,832
Other Corporate Expenses			$ 17,602	64,699		82,175
Loss from continuing operations, before tax			(17,602)	(82,472)		(82,175)
Predecessor | Intersegment elimination
Business segment
Total revenues				0		0
Predecessor | Retail Financial Services
Business segment
Total Assets			166,505			181,390
Other Intangible Assets			336			375
Total revenues			$ 72,797	$ 278,659		$ 291,655
Total Revenues, % of Revenue			100.00%	100.00%		100.00%
Provision for loan losses			$ 15,620	$ 75,025		$ 83,499
Provision for Loan Losses, % of Revenue			21.40%	26.90%		28.60%
Other Operating Expenses			$ 36,291	$ 137,847		$ 159,148
Other Operating Expenses, % of Revenue			49.90%	49.50%		54.60%
Operating Gross Profit			$ 20,886	$ 65,787		$ 49,008
Operating Gross Profit, % of Revenue			28.70%	23.60%		16.80%
Interest Expense, net			$ 9,479	$ 36,226		$ 33,403
Interest Expense, net, % of Revenue			13.00%	13.00%		11.50%
Depreciation and Amortization			$ 1,000	$ 3,965		$ 4,477
Depreciation and Amortization, % of Revenue			1.40%	1.40%		1.50%
Goodwill, Impairment						$ 113,753
Goodwill impairment, % of Revenue						39.0
Loss from continuing operations, before tax			$ 10,407	$ 25,596		$ (102,625)
Income from Continuing Operations, before tax, % of Revenue			14.30%	9.20%		(35.20%)
Predecessor | Internet Financial Services
Business segment
Total Assets			$ 37,511			$ 31,016
Goodwill						549
Other Intangible Assets			466
Total revenues			$ 14,854	$ 48,599		$ 72,412
Total Revenues, % of Revenue			100.00%	100.00%		100.00%
Provision for loan losses			$ 7,015	$ 22,073		$ 52,702
Provision for Loan Losses, % of Revenue			47.20%	45.40%		72.80%
Other Operating Expenses			$ 1,540	$ 6,019		$ 8,906
Other Operating Expenses, % of Revenue			10.40%	12.40%		12.30%
Operating Gross Profit			$ 6,299	$ 20,507		$ 10,804
Operating Gross Profit, % of Revenue			42.40%	42.20%		14.90%
Interest Expense, net			$ 2,699	$ 14,534		$ 14,842
Interest Expense, net, % of Revenue			18.20%	29.90%		20.50%
Depreciation and Amortization			$ 93	$ 353		$ 452
Depreciation and Amortization, % of Revenue			0.60%	0.70%		0.60%
Lease termination						$ 1,226
Lease termination Expenses, % of Revenue						1.70%
Loss from continuing operations, before tax			$ 3,507	$ 5,620		$ (5,716)
Income from Continuing Operations, before tax, % of Revenue			23.60%	11.60%		(7.90%)